Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Information, by Segment

	Operating Results
	Americas
Year Ended December 31, 2014	Retail	Group, Voluntary & Worksite Benefits	Corporate Benefit Funding	Latin America	Total	Asia	EMEA	Corporate & Other	Total	Adjustments	Total Consolidated
	(In millions)
Revenues
Premiums	$7,280	$15,979	$2,768	$3,039	$29,066	$7,566	$2,309	$81	$39,022	$45	$39,067
Universal life and investment-type product policy fees	5,074	716	226	1,239	7,255	1,693	466	127	9,541	405	9,946
Net investment income	7,887	1,861	5,684	1,229	16,661	2,886	428	509	20,484	669	21,153
Other revenues	1,059	420	286	35	1,800	106	60	67	2,033	(3)	2,030
Net investment gains (losses)	—	—	—	—	—	—	—	—	—	(197)	(197)
Net derivative gains (losses)	—	—	—	—	—	—	—	—	—	1,317	1,317
Total revenues	21,300	18,976	8,964	5,542	54,782	12,251	3,263	784	71,080	2,236	73,316
Expenses
Policyholder benefits and claims and policyholder dividends	9,851	14,897	5,106	2,786	32,640	5,724	1,053	61	39,478	1,000	40,478
Interest credited to policyholder account balances	2,245	156	1,140	394	3,935	1,544	148	34	5,661	1,282	6,943
Goodwill impairment	—	—	—	—	—	—	—	—	—	—	—
Capitalization of DAC	(969)	(143)	(31)	(445)	(1,588)	(1,914)	(680)	—	(4,182)	(1)	(4,183)
Amortization of DAC and VOBA	1,515	149	19	334	2,017	1,397	613	—	4,027	105	4,132
Amortization of negative VOBA	—	—	—	(1)	(1)	(364)	(31)	—	(396)	(46)	(442)
Interest expense on debt	1	1	9	—	11	—	—	1,167	1,178	38	1,216
Other expenses	4,711	2,571	492	1,810	9,584	3,975	1,846	849	16,254	114	16,368
Total expenses	17,354	17,631	6,735	4,878	46,598	10,362	2,949	2,111	62,020	2,492	64,512
Provision for income tax expense (benefit)	1,130	467	771	96	2,464	582	29	(697)	2,378	87	2,465
Operating earnings	$2,816	$878	$1,458	$568	$5,720	$1,307	$285	$(630)	6,682
Adjustments to:
Total revenues									2,236
Total expenses									(2,492)
Provision for income tax (expense) benefit									(87)
Income (loss) from continuing operations, net of income tax									$6,339		$6,339

At December 31, 2014	Retail	Group, Voluntary & Worksite Benefits	Corporate Benefit Funding	Latin America	Asia (1)	EMEA	Corporate & Other	Total
	(In millions)
Total assets	$359,188	$46,483	$228,543	$72,259	$117,894	$29,217	$48,753	$902,337
Separate account assets	$171,726	$669	$81,150	$50,301	$9,078	$4,070	$—	$316,994
Separate account liabilities	$171,726	$669	$81,150	$50,301	$9,078	$4,070	$—	$316,994
______________

(1)	Total assets includes $95.0 billion of assets from the Japan operations which represents 11% of total consolidated assets. See Note 11 for information regarding goodwill.

	Operating Results
	Americas
Year Ended December 31, 2013	Retail	Group, Voluntary & Worksite Benefits	Corporate Benefit Funding	Latin America	Total	Asia	EMEA	Corporate & Other	Total	Adjustments	Total Consolidated
	(In millions)
Revenues
Premiums	$6,528	$15,250	$2,767	$2,870	$27,415	$7,801	$2,297	$70	$37,583	$91	$37,674
Universal life and investment-type product policy fees	4,912	688	247	991	6,838	1,722	386	139	9,085	366	9,451
Net investment income	7,796	1,833	5,506	1,145	16,280	2,943	425	746	20,394	1,838	22,232
Other revenues	1,018	418	278	23	1,737	92	97	28	1,954	(34)	1,920
Net investment gains (losses)	—	—	—	—	—	—	—	—	—	161	161
Net derivative gains (losses)	—	—	—	—	—	—	—	—	—	(3,239)	(3,239)
Total revenues	20,254	18,189	8,798	5,029	52,270	12,558	3,205	983	69,016	(817)	68,199
Expenses
Policyholder benefits and claims and policyholder dividends	9,028	14,227	5,180	2,487	30,922	5,755	1,039	30	37,746	1,620	39,366
Interest credited to policyholder account balances	2,331	155	1,233	417	4,136	1,690	147	42	6,015	2,164	8,179
Goodwill impairment	—	—	—	—	—	—	—	—	—	—	—
Capitalization of DAC	(1,309)	(141)	(27)	(452)	(1,929)	(2,143)	(714)	—	(4,786)	—	(4,786)
Amortization of DAC and VOBA	1,384	140	23	311	1,858	1,542	683	—	4,083	(533)	3,550
Amortization of negative VOBA	—	—	—	(2)	(2)	(427)	(95)	—	(524)	(55)	(579)
Interest expense on debt	—	1	9	—	10	—	1	1,148	1,159	123	1,282
Other expenses	5,101	2,379	481	1,722	9,683	4,317	1,812	784	16,596	539	17,135
Total expenses	16,535	16,761	6,899	4,483	44,678	10,734	2,873	2,004	60,289	3,858	64,147
Provision for income tax expense (benefit)	1,107	480	667	83	2,337	565	51	(609)	2,344	(1,683)	661
Operating earnings	$2,612	$948	$1,232	$463	$5,255	$1,259	$281	$(412)	6,383
Adjustments to:
Total revenues									(817)
Total expenses									(3,858)
Provision for income tax (expense) benefit									1,683
Income (loss) from continuing operations, net of income tax									$3,391		$3,391

At December 31, 2013	Retail	Group, Voluntary & Worksite Benefits	Corporate Benefit Funding	Latin America	Asia (1)	EMEA	Corporate & Other	Total
	(In millions)
Total assets	$349,230	$43,646	$219,612	$70,427	$121,386	$34,937	$46,058	$885,296
Separate account assets	$172,382	$644	$77,023	$49,660	$8,996	$8,496	$—	$317,201
Separate account liabilities	$172,382	$644	$77,023	$49,660	$8,996	$8,496	$—	$317,201
______________

(1)	Total assets includes $100.0 billion of assets from the Japan operations which represents 11% of total consolidated assets. See Note 11 for information regarding goodwill.

	Operating Results
	Americas
Year Ended December 31, 2012	Retail	Group, Voluntary & Worksite Benefits	Corporate Benefit Funding	Latin America	Total	Asia	EMEA	Corporate & Other	Total	Adjustments	Total Consolidated
	(In millions)
Revenues
Premiums	$6,532	$14,794	$2,681	$2,578	$26,585	$8,344	$2,370	$56	$37,355	$620	$37,975
Universal life and investment-type product policy fees	4,561	662	225	785	6,233	1,491	333	155	8,212	344	8,556
Net investment income	7,709	1,763	5,435	1,104	16,011	2,919	482	875	20,287	1,697	21,984
Other revenues	879	422	259	16	1,576	26	121	33	1,756	150	1,906
Net investment gains (losses)	—	—	—	—	—	—	—	—	—	(352)	(352)
Net derivative gains (losses)	—	—	—	—	—	—	—	—	—	(1,919)	(1,919)
Total revenues	19,681	17,641	8,600	4,483	50,405	12,780	3,306	1,119	67,610	540	68,150
Expenses
Policyholder benefits and claims and policyholder dividends	9,010	13,691	5,039	2,231	29,971	5,819	1,196	119	37,105	2,251	39,356
Interest credited to policyholder account balances	2,375	167	1,358	393	4,293	1,784	126	39	6,242	1,487	7,729
Goodwill impairment	—	—	—	—	—	—	—	—	—	1,868	1,868
Capitalization of DAC	(1,753)	(138)	(29)	(353)	(2,273)	(2,288)	(723)	—	(5,284)	(5)	(5,289)
Amortization of DAC and VOBA	1,607	133	22	224	1,986	1,563	626	2	4,177	22	4,199
Amortization of negative VOBA	—	—	—	(5)	(5)	(456)	(94)	—	(555)	(67)	(622)
Interest expense on debt	—	1	8	(1)	8	5	1	1,176	1,190	166	1,356
Other expenses	5,367	2,363	449	1,380	9,559	4,741	1,812	550	16,662	1,449	18,111
Total expenses	16,606	16,217	6,847	3,869	43,539	11,168	2,944	1,886	59,537	7,171	66,708
Provision for income tax expense (benefit)	910	474	596	95	2,075	561	127	(461)	2,302	(2,174)	128
Operating earnings	$2,165	$950	$1,157	$519	$4,791	$1,051	$235	$(306)	5,771
Adjustments to:
Total revenues									540
Total expenses									(7,171)
Provision for income tax (expense) benefit									2,174
Income (loss) from continuing operations, net of income tax									$1,314		$1,314

Premiums, Universal Life and Investment-Type Policy Fees and Other Revenue by Product Groups for Reportable Segment
The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company’s segments, as well as Corporate & Other:

	Years Ended December 31,
	2014	2013	2012
	(In millions)
Life insurance	$23,483	$23,189	$22,832
Accident & health insurance	13,336	13,214	13,255
Annuities	9,984	8,987	8,891
Property and casualty insurance	3,524	3,270	3,117
Non-insurance	716	385	342
Total	$51,043	$49,045	$48,437

Total premiums, universal life & investment-type product policy fees and other revenues associated with the Company's U.S. and foreign operations
The following table presents total premiums, universal life and investment-type product policy fees and other revenues associated with the Company’s U.S. and foreign operations:

	Years Ended December 31,
	2014	2013	2012
	(In millions)
U.S.	$34,536	$32,529	$31,500
Foreign:
Japan	6,917	7,373	7,833
Other	9,590	9,143	9,104
Total	$51,043	$49,045	$48,437